Restatement of Previously Issued Audited Financial Statements (Details) - Schedule of operations $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
As previously reported [Member]
Operating expenses
Research and development	$ 5,126
General and administrative	4,101
Loss from operations	(9,227)
Other income (expense)
Interest expense	(227)
Loss on extinguishment of convertible debt
Change in fair value of convertible debt	(681)
Others	2,901
Other income	1,993
Net loss before income tax benefit	(7,234)
Income tax benefit (expense)	2,161
Net loss	$ (5,073)
Basic and Diluted (Loss) per Share (in Dollars per share) | $ / shares	$ (1.55)
Weighted Average Shares Outstanding - Basic and Diluted (in Shares) | shares	3,264,780
Adjustments [Member]
Operating expenses
Research and development	$ (908)
General and administrative
Loss from operations	(908)
Other income (expense)
Interest expense	(93)
Loss on extinguishment of convertible debt	(108)
Change in fair value of convertible debt	108
Others
Other income	(93)
Net loss before income tax benefit	815
Income tax benefit (expense)	(2,359)
Net loss	$ (1,544)
Basic and Diluted (Loss) per Share (in Dollars per share) | $ / shares	$ (0.47)
Weighted Average Shares Outstanding - Basic and Diluted (in Shares) | shares	3,264,780
As restated [Member]
Operating expenses
Research and development	$ 4,218
General and administrative	4,101
Loss from operations	(8,319)
Other income (expense)
Interest expense	(320)
Loss on extinguishment of convertible debt	(108)
Change in fair value of convertible debt	(573)
Others	2,901
Other income	1,900
Net loss before income tax benefit	(6,419)
Income tax benefit (expense)	(198)
Net loss	$ (6,617)
Basic and Diluted (Loss) per Share (in Dollars per share) | $ / shares	$ (2.03)
Weighted Average Shares Outstanding - Basic and Diluted (in Shares) | shares	3,264,780